Loss per Share (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Earnings per share [Table Text Block]
	August 31,	August 31,	August 31,
	2019	2018	2017

Weighted average number of common shares used in the calculation of basic loss per share	275,760,316	215,152,381	187,869,637
Diluted impact of convertible note payable	-	-	-
Diluted impact of convertible redeemable preferred shares	-	-	-
Diluted impact of warrants	-	-	-
Diluted impact of stock options	-	-	-

Weighted average number of common shares used in the calculation of diluted loss per share	275,760,316	215,152,381	187,869,637